Derivative Financial Instruments and Hedging	9 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
20.	Derivative Financial Instruments and Hedging
Risk management policy
The Company and its subsidiaries manage interest rate risk through asset-liability management (“ALM”). The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.
The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk that are associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.
By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.
The Company and its subsidiaries have no derivative instruments with credit-risk-related contingent features as of March 31, 2021 and December 31, 2021.
(a) Cash flow hedges
The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations.
(b) Fair value hedges
The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. A certain subsidiary designates foreign exchange contracts to minimize foreign currency exposures on bonds in foreign currencies in the insurance business. The subsidiary also uses interest rate swap agreements to hedge interest rate exposure of the fair values of bonds in foreign currencies in the insurance business
(c) Hedges of net investment in foreign operations
The Company and its subsidiaries use foreign exchange contracts and borrowings and bonds denominated in foreign currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries.
(d) Derivatives not designated as hedging instruments
The Company and its subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥851	¥833	¥0
Foreign exchange contracts	(141)	415	(222)
Foreign currency swap agreements	(4,545)	400	4,283
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥3,506	¥0	¥(3,264)	¥0
Foreign exchange contracts	6,440	435	(7,114)	(398)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(13,097)	¥265	¥2,665	¥21
Borrowings and bonds in foreign currencies	23,292	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥5	¥(1)
Futures	(7,875)	0	6,202
Foreign exchange contracts	56	1,923	640
Options held/written and other	(598)	0	(1)

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2020 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2021 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥4,541	¥1,338	¥0
Foreign exchange contracts	(311)	(269)	516
Foreign currency swap agreements	1,360	413	(281)
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥127	¥0	¥(17)	¥0
Foreign exchange contracts	(13,879)	132	13,861	(46)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(7,127)	¥(104)	¥1,147	¥5
Borrowings and bonds in foreign currencies	(22,868)	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥4	¥(21)
Futures	(1,206)	0	1,401
Foreign exchange contracts	8,486	950	13,484
Credit derivatives held	0	0	(1)
Options held/written and other	0	0	(1,267)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2021 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥1,493	¥287	¥0
Foreign exchange contracts	(62)	160	(116)
Foreign currency swap agreements	(2,367)	117	3,202
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥2,398	¥0	¥(2,354)	¥0
Foreign exchange contracts	2,948	215	(3,046)	(190)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(5,088)	¥419	¥629
Borrowings and bonds in foreign currencies	10,477	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥2	¥(5)
Futures	(2,415)	0	2,403
Foreign exchange contracts	(40)	411	(752)
Options held/written and other	(9)	0	317

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2020 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2021 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥3,391	¥796	¥0
Foreign exchange contracts	(140)	(215)	338
Foreign currency swap agreements	1,927	123	(1,740)
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥1,048	¥0	¥(1,048)	¥0
Foreign exchange contracts	(9,252)	34	9,194	29
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense
Foreign exchange contracts	¥(6,583)	¥358
Borrowings and bonds in foreign currencies	(16,469)	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥1	¥0
Futures	(83)	0	668
Foreign exchange contracts	4,740	232	11,069
Options held/written and other	0	0	(2,026)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2021 (see Note 17 “Life Insurance Operations”).

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,080)	¥5	¥0
Options held/written and other	0	0	24
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(158)	¥0	¥0
Options held/written and other	0	0	8
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2021 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥314,248	¥12,764	—	¥0	¥0
Installment Loans	17,942	43	—	0	0

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,072)	¥6	¥0
Options held/written and other	0	0	22
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2021 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(375)	¥4	¥0
Options held/written and other	0	0	8
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at December 31, 2021 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥371,351	¥5,434	—	¥0	¥0
Installment Loans	28,043	19	—	0	0

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2021 and December 31, 2021 are as follows.
March 31, 2021

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥531,971	¥1,867	Other Assets	¥23,751	Other Liabilities

Options held/written and other	840	26	Other Assets	0	—

Futures, foreign exchange contracts	657,411	437	Other Assets	18,941	Other Liabilities

Foreign currency swap agreements	76,023	146	Other Assets	4,459	Other Liabilities

Foreign currency long-term debt	582,174	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥6,409	¥0	—	¥67	Other Liabilities

Options held/written and other	746,058	19,478	Other Assets	17,009	Other Liabilities

Futures, foreign exchange contracts*	320,908	742	Other Assets	6,798	Other Liabilities

Credit derivatives held	171	0	—	9	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥19,127 million and foreign exchange contracts of ¥7,245 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥41 million and ¥24 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥438 million and ¥302 million at March 31, 2021, respectively.

December 31, 2021

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥501,932	¥3,252	Other Assets	¥16,652	Other Liabilities

Options held/written and other	872	38	Other Assets	0	—

Futures, foreign exchange contracts	885,441	1,603	Other Assets	15,426	Other Liabilities

Foreign currency swap agreements	78,713	567	Other Assets	2,497	Other Liabilities

Foreign currency long-term debt	650,539	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥3,432	¥0	—	¥21	Other Liabilities

Options held/written and other	891,569	19,040	Other Assets	15,321	Other Liabilities

Futures, foreign exchange contracts*	652,836	8,401	Other Assets	4,895	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥16,437 million and foreign exchange contracts of ¥4,966 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at December 31, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥15 million and ¥7 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥325 million and ¥53 million at December 31, 2021, respectively.